Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Cost of revenue related to inventories	$ 169,220	$ 195,616	$ 186,179
Impairment losses (reversal of impairment losses) on inventories	$ 2,460	$ 3,045	$ (639)